9. LEASES: Schedule of lease expense and other information related to Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of lease expense and other information related to Operating Leases	The table below summarizes our lease expense and other information related to the Company’s operating leases with respect to FASB ASC 842:

Twelve Months Ended Dec. 31, 2019

Operating lease expense	$ 6,721,970
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	6,564,569
Weighted-average remaining lease term – operating leases (in years)	6.86
Weighted-average discount rate – operating leases	5.67%

Lease Maturity Schedule as of December 31, 2019:	Amount
2020	6,823,468
2021	6,152,783
2022	5,556,754
2023	4,737,533
2024	4,008,787
2025 and beyond	10,848,375
Total	38,127,700
Less interest	(6,472,138)
Present Value of Lease Liability	$ 31,655,562

The table below summarizes our lease commitments related to the Company’s operating leases with respect to FASB ASC 840:

Lease Maturity Schedule as of December 31, 2018:	Amount
2019	$ 7,015,801
2020	5,930,343
2021	4,361,351
2022	2,836,961
2023	1,357,035
2024 and beyond	103,754
Total	$ 21,605,245